Consolidated Statements of Cash Flows (Unaudited) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
OPERATING ACTIVITIES
Net loss		$ (2,423,215)	$ (16,759,031)	$ (7,338,927)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Bad debt expense	3,983	(12,772)	32,858	115,059
Common stock and warrants issued for services			106,138	270,000
Common stock issued for late payment				160,468
Stock-based compensation	317,351	93,502	1,890,216	391,410
Depreciation and amortization expense	68,084	33,813	270,579	549,151
Gain (Loss) on adjustment in contingent consideration		(305,712)	28,465	(625,357)
Change in fair value of derivative liabilities	(30,079)	1,001,550	(3,766,231)	359,530
Amortization of deferred financing costs				263,255
Amortization of note discounts		1,334,729	6,134,367	3,935,108
Goodwill impairment			1,066,068	742,446
Intangible asset impairment			644,170	145,396
Loss on sale of assets				164
Increase (decrease) in cash resulting from changes in:
Accounts receivable	(3,351)	216,165	128,613	(285,884)
Other current assets	11,219	(59,225)	(104,605)	(29,460)
Other assets			27,300	9,929
Accounts payable	127,561	93,165	(17,521)	(327,828)
Accrued interest	826	108,031	65,361	335,035
Accrued and deferred personnel compensation	4,275	(24,605)	(71,493)	61,843
Deferred revenue - related party			(35,262)	(164,738)
Deferred revenue and customer deposits	(16,962)	5,323	(45,208)	55,206
Other liabilities	118,074	(260)	(76,134)	(120,929)
Net cash used in operating activities	(1,162,767)	60,489	(2,948,888)	(2,218,183)
INVESTING ACTIVITIES
Purchases of equipment	(22,225)		(51,285)	(11,112)
Acquisition of intangible assets			(15,000)
Acquisitions	(2,368,019)	(195,630)	(400,000)
Net cash used in investing activities	(2,390,244)	(195,630)	(466,285)	(11,112)
FINANCING ACTIVITIES
Proceeds from issuance of notes payable, net of finance offering costs		200,000	700,000	3,148,470
Payments on notes payable		(21,040)	(1,609,682)	(831,708)
Payments on cash payment obligation				(87,500)
Proceeds from issuance of common stock, net of issuance costs	4,964,358		6,897,177
Net cash provided by financing activities	4,964,358	178,960	5,987,495	2,229,262
Net change in cash	1,411,347	43,819	2,572,322	(33)
Cash at beginning of period	2,572,685	363	363	396
Cash at end of period	3,984,032	44,182	2,572,685	363
Cash paid during period for:
Interest		3,960	146,973	33,385
Non-cash investing and financing activities:
Note discount		133,725	4,614,714	5,352,404
Adjustment to derivative liability due to note repayment		15,406	40,511	1,374
Adjustment to derivative liability due to note conversion			10,945,413	3,421,579
Adjustment to derivative liability due to Allonge / ASID conversion			349,694
Adjustment to derivative liability due to non-employee warrant conversion			176,555
Adjustment to derivative liability due to warrant cancellation				1,318
Common stock payable recorded for earn out payment related to the Boomtext acquisition		1,711,490	2,210,667
Issuance of common stock for acquisitions	672,505		1,296,060
Issuance of common stock for accrued bonuses
Issuance of common stock for cashless exercise of warrants
Issuance of note payable for acquisition			1,365,096
Conversion of accrued interest into notes payable			4,984,720
Conversion of notes payable into common stock			369,786
Settlement of working capital asset related to the Boomtext acquisition		153,317	153,317
Earn-out payable recorded for acquisition	$ 2,273,000		$ 224,000